Government Grants (Details) (USD $)	12 Months Ended			1 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2010 Center of Energy and Excellence Grant	Mar. 31, 2009 Center of Energy and Excellence Grant	Feb. 28, 2009 Center of Energy and Excellence Grant	Dec. 31, 2011 Center of Energy and Excellence Grant	Dec. 31, 2010 Center of Energy and Excellence Grant	Dec. 31, 2009 Center of Energy and Excellence Grant	Dec. 31, 2011 High Tech Credit Y	Dec. 31, 2011 Cell Manufacturing Credit job Y	Dec. 31, 2010 Cell Manufacturing Credit	Dec. 31, 2011 Cell Manufacturing Credit Maximum	Dec. 31, 2011 Cell Manufacturing Credit Minimum Y	Dec. 31, 2011 Michigan Economic Growth Authority Loan Y	Dec. 31, 2011 Michigan Economic Growth Authority Loan Minimum job	Dec. 31, 2009 U.S. Department of Energy Battery Initiative	Dec. 31, 2011 U.S. Department of Energy Battery Initiative	Dec. 31, 2010 U.S. Department of Energy Battery Initiative	Feb. 28, 2011 Department of Energy, Labor and Economic Growth ("DELEG")	Dec. 31, 2009 Department of Energy, Labor and Economic Growth ("DELEG")	Dec. 31, 2011 Department of Energy, Labor and Economic Growth ("DELEG")	Dec. 31, 2011 Massachusetts Clean Energy Technology Center Y	Oct. 31, 2011 Massachusetts Clean Energy Technology Center	Oct. 31, 2010 Massachusetts Clean Energy Technology Center	Dec. 31, 2011 Massachusetts Clean Energy Technology Center Minimum job
Government grants
Government grant awarded						$ 10,000,000									$ 4,000,000		$ 249,100,000				$ 2,000,000
Proceeds from government grant				6,000,000	3,000,000
Cost reimbursement for qualified expenditures incurred (as a percent)						100.00%					50.00%						50.00%	50.00%
Cumulative amount of funds used							8,300,000
Cumulative amount of government grant related to offsets to property, plant and equipment							7,900,000
Amount of government grant related to offset to operating expenses							100,000	300,000	100,000													1,600,000
Cumulative amount of government grant related to the offset to operating expenses							400,000
Funds recorded in short-term restricted cash and other current liabilities							700,000	800,000
Tax credit period (in years)										15	4
Estimated tax credit available													100,000,000
Amount of government grant related to offset to other long-term liabilities										1,000,000
Tax credit per year													25,000,000
Number of jobs required for the tax credit to be non-refundable											300
Percentage of jobs to be relocated (as a percent)											51.00%
Period of job relocation after the last tax credit is received as per condition of tax credit repayment provision (in years)														3
Amount incurred in qualified expenses related to the construction of the Livonia and Romulus facilities											200,000,000
Capital expenditures																		216,900,000
Operating expenses	148,086,000	131,951,000	82,745,000															38,600,000
Aggregate qualified expenses incurred																		255,500,000
Allowable cost for reimbursement													100,000,000					127,800,000
Proceeds receivable after complying with the conditions of tax credit											100,000,000	75,800,000
Funds recorded as receivables in prepaid expenses and other current assets																		800,000	2,100,000
Amount of forgivable loan received															4,000,000
Number of new jobs to be created																350										263
Number of years for which the jobs are to be maintained after the end of the loan															3
Advance received	900,000	9,750,000	3,900,000																	900,000	900,000
Remaining amount of funding cancelled																						400,000
Amount of forgivable loan agreement																									5,000,000
Rate of interest accrued for the amount borrowed (as a percent)															1.00%										6.00%
Number of jobs required to be maintained for loan forgiveness																										513
Amount of outstanding principal and accrued interest on the loan that will be forgiven upon creation of jobs																							2,500,000
Amount to be spent or committed to be spent on capital expenses or leasehold improvements																										12,500,000
Period allowed to spend on capital expenses or leasehold improvements from closure of loan (in years)																							1
Amount of the outstanding principal and accrued interest on the loan that will be forgiven upon satisfying capital expenditure and leasehold improvement spending requirements																								2,500,000
Portion of forgivable loan recorded as offset to property, plant, and equipment in Balance Sheet																							2,500,000
Amount of forgivable loan borrowed																							5,000,000
Portion of loan forgiven due to company meeting capital expenditure and leasehold improvement spending requirements																							2,500,000
Portion of forgivable loan remaining in long-term debt																							$ 2,500,000